Revenue from Contracts with Customers - Schedule of Revenue from Contracts with Customers (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Diluted bitumen sales [Member]
Schedule of Revenue from Contracts with Customers [Line Items]
Revenue	$ 799,093	$ 652,812
Bitumen sales [Member]
Schedule of Revenue from Contracts with Customers [Line Items]
Revenue	23,879	23,158
Oil sales [Member]
Schedule of Revenue from Contracts with Customers [Line Items]
Revenue	$ 822,972	$ 675,970